CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 19,846,921	$ 12,476,314	$ 10,893,164
Cost of revenues	(17,230,306)	(9,117,125)	(7,920,879)
Gross profit	2,616,615	3,359,189	2,972,285
Operating expenses:
Selling expenses	198,443	148,137	332,621
General and administrative expenses	1,449,267	920,062	857,765
Research and development expenses	385,525	287,299	593,992
Total operating expenses	2,033,235	1,355,498	1,784,378
Income from operations	583,380	2,003,691	1,187,907
Other income (expenses):
Interest income (expense)	191,227	(27,691)	(6,553)
Government subsidy income	1,079,348	470,865	587,958
Other income (expenses)	(120,246)	68,024	7,311
Total other income, net	1,150,329	511,198	588,716
Income before income taxes	1,733,709	2,514,889	1,776,623
Provision for income taxes	437,349	170,119	108,811
Net income	1,296,360	2,344,770	1,667,812
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	(975,000)
Net income attributable to Shareholders	321,360	2,344,770	1,667,812
Net income	1,296,360	2,344,770	1,667,812
Other comprehensive income (loss):
Foreign currency translation gain (loss)	1,089,346	977,659	(712,400)
Comprehensive income	$ 2,385,706	$ 3,322,429	$ 955,412
Earnings per share-basic	$ 0.02	$ 0.23	$ 0.17
Earnings per share-diluted	$ 0.02	$ 0.23	$ 0.17
Weighted average shares outstanding-basic	15,197,508	10,000,000	10,000,000
Weighted average shares outstanding-diluted	15,197,508	10,000,000	10,000,000